AMCAP Fund®
Investment portfolio
May 31, 2025
unaudited

Common stocks 96.48% Information technology 31.42%	Shares	Value (000)
Microsoft Corp.	13,857,449	$6,379,415
Broadcom, Inc.	21,237,198	5,140,889
NVIDIA Corp.	29,710,976	4,014,844
Apple, Inc.	11,279,588	2,265,505
Salesforce, Inc.	5,469,453	1,451,429
Taiwan Semiconductor Manufacturing Co., Ltd.	42,802,983	1,367,703
ServiceNow, Inc. (a)	682,630	690,200
Shopify, Inc., Class A, subordinate voting shares (a)	6,125,508	656,777
ASML Holding NV	862,468	640,357
ANSYS, Inc. (a)	1,758,681	581,807
Micron Technology, Inc.	5,469,784	516,676
Palo Alto Networks, Inc. (a)	2,413,654	464,435
Accenture PLC, Class A	1,287,712	407,973
SAP SE	1,230,645	371,552
CrowdStrike Holdings, Inc., Class A (a)	631,242	297,549
Arista Networks, Inc. (a)	3,358,476	290,978
Oracle Corp.	1,671,900	276,750
Texas Instruments, Inc.	1,504,656	275,126
KLA Corp.	316,172	239,304
Constellation Software, Inc.	65,565	237,721
AppLovin Corp., Class A (a)	441,307	173,434
Atlassian Corp., Class A (a)	768,479	159,559
Autodesk, Inc. (a)	409,456	121,248
Synopsys, Inc. (a)	201,573	93,526
Intuit, Inc.	112,509	84,772
Fabrinet, non-registered shares (a)	307,345	71,571
Lattice Semiconductor Corp. (a)	1,477,802	66,412
Adobe, Inc. (a)	154,723	64,224
Fair Isaac Corp. (a)	33,693	58,164
Advanced Micro Devices, Inc. (a)	507,784	56,227
Lam Research Corp.	686,006	55,422
Palantir Technologies Inc., Class A (a)	416,995	54,952
Applied Materials, Inc.	331,610	51,980
ServiceTitan, Inc., Class A (a)(b)	453,322	50,169
Guidewire Software, Inc. (a)	164,390	35,347
Analog Devices, Inc.	111,513	23,862
Stripe, Inc., Class B (a)(c)(d)	217,774	7,344
		27,795,203
Consumer discretionary 14.79%
Amazon.com, Inc. (a)	22,257,613	4,563,033
MercadoLibre, Inc. (a)	544,476	1,395,650
Royal Caribbean Cruises, Ltd.	3,068,131	788,418
TopBuild Corp. (a)(e)	2,376,303	672,232
Viking Holdings, Ltd. (a)	14,342,673	640,257
Hilton Worldwide Holdings, Inc.	2,205,415	547,913
AMCAP Fund — Page 1 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Burlington Stores, Inc. (a)	2,300,802	$525,204
Tesla, Inc. (a)	1,352,953	468,744
Flutter Entertainment PLC (a)	1,650,397	417,055
Caesars Entertainment, Inc. (a)(e)	14,000,846	376,343
DoorDash, Inc., Class A (a)	1,423,175	296,946
NVR, Inc. (a)	39,685	282,396
Starbucks Corp.	3,313,981	278,209
Carvana Co., Class A (a)	838,193	274,223
Chipotle Mexican Grill, Inc. (a)	4,763,528	238,558
adidas AG	818,963	204,111
Hermes International	70,036	193,080
CAVA Group, Inc. (a)	2,068,784	168,130
Churchill Downs, Inc.	1,608,629	153,576
Home Depot, Inc.	353,635	130,240
Booking Holdings, Inc.	21,893	120,826
Floor & Decor Holdings, Inc., Class A (a)	1,311,118	93,994
Lowe’s Companies, Inc.	317,845	71,747
Tractor Supply Co.	1,454,896	70,417
TJX Companies, Inc. (The)	428,467	54,373
Marriott International, Inc., Class A	128,273	33,842
Moncler SpA	344,269	21,523
		13,081,040
Industrials 13.39%
TransDigm Group, Inc.	1,845,588	2,710,117
Uber Technologies, Inc. (a)	13,408,149	1,128,430
General Electric Co.	3,533,232	868,857
Carrier Global Corp.	10,695,316	761,506
United Rentals, Inc.	912,542	646,426
Ingersoll-Rand, Inc.	7,824,692	638,808
Copart, Inc. (a)	10,538,331	542,513
Howmet Aerospace, Inc.	3,060,833	520,005
XPO, Inc. (a)(b)	4,107,428	467,549
RTX Corp.	2,874,770	392,349
FTAI Aviation, Ltd.	2,886,837	338,193
ATI, Inc. (a)	3,733,799	297,360
Delta Air Lines, Inc.	5,283,990	255,692
Ferguson Enterprises, Inc.	1,338,885	244,132
Dayforce, Inc. (a)	3,980,343	235,159
GE Vernova, Inc.	452,137	213,852
nVent Electric PLC	2,800,053	184,243
Armstrong World Industries, Inc.	1,086,018	169,017
Northrop Grumman Corp.	337,541	163,630
Safran SA	498,089	147,836
Lennox International, Inc.	237,749	134,197
Saia, Inc. (a)	471,502	124,670
ITT, Inc.	714,464	107,555
Honeywell International, Inc.	442,071	100,204
UL Solutions, Inc., Class A	1,301,654	93,068
Automatic Data Processing, Inc.	248,118	80,770
Caterpillar, Inc.	205,004	71,348
Deere & Co.	135,409	68,552
Equifax, Inc.	202,777	53,572
Waste Management, Inc.	128,345	30,927
AMCAP Fund — Page 2 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Advanced Drainage Systems, Inc. (b)	269,286	$29,611
Willscot Holdings Corp., Class A	764,778	20,611
		11,840,759
Health care 11.70%
Eli Lilly and Co.	3,437,016	2,535,383
Vertex Pharmaceuticals, Inc. (a)	3,180,504	1,405,942
Alnylam Pharmaceuticals, Inc. (a)	2,401,920	731,529
Abbott Laboratories	5,159,467	689,202
Thermo Fisher Scientific, Inc.	1,393,131	561,181
UnitedHealth Group, Inc.	1,830,495	552,645
DexCom, Inc. (a)	5,558,851	476,949
Elevance Health, Inc.	1,095,674	420,563
Amgen, Inc.	1,398,494	403,018
IDEXX Laboratories, Inc. (a)	687,934	353,158
Stryker Corp.	849,730	325,141
Danaher Corp.	1,706,530	324,070
Regeneron Pharmaceuticals, Inc.	624,559	306,209
Insulet Corp. (a)	843,109	274,036
AstraZeneca PLC	1,689,144	243,973
Molina Healthcare, Inc. (a)	741,468	226,177
Intuitive Surgical, Inc. (a)	280,593	154,983
IQVIA Holdings, Inc. (a)	656,274	92,095
Veeva Systems, Inc., Class A (a)	328,410	91,856
Mettler-Toledo International, Inc. (a)	47,118	54,446
Zoetis, Inc., Class A	305,666	51,544
Boston Scientific Corp. (a)	489,284	51,502
Royalty Pharma PLC, Class A	877,697	28,859
		10,354,461
Communication services 10.91%
Alphabet, Inc., Class A	15,284,276	2,624,922
Alphabet, Inc., Class C	9,249,571	1,598,788
Meta Platforms, Inc., Class A	4,765,208	3,085,424
Netflix, Inc. (a)	1,305,414	1,575,935
Charter Communications, Inc., Class A (a)	989,708	392,192
Take-Two Interactive Software, Inc. (a)	1,243,779	281,442
ROBLOX Corp., Class A (a)	521,751	45,382
Live Nation Entertainment, Inc. (a)	251,060	34,443
Electronic Arts, Inc.	115,499	16,606
		9,655,134
Financials 8.33%
Mastercard, Inc., Class A	3,323,903	1,946,478
Progressive Corp.	2,258,901	643,629
Visa, Inc., Class A	1,396,882	510,127
Marsh & McLennan Companies, Inc.	1,684,772	393,664
BlackRock, Inc.	365,436	358,087
Blackstone, Inc.	2,072,847	287,628
Toast, Inc., Class A (a)	6,706,879	282,896
Morgan Stanley	2,176,510	278,659
Affirm Holdings, Inc., Class A (a)	4,822,832	250,305
Apollo Asset Management, Inc.	1,683,386	220,002
KKR & Co., Inc.	1,711,639	207,896
Houlihan Lokey, Inc., Class A	1,155,052	201,764
AMCAP Fund — Page 3 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
AIA Group, Ltd.	21,171,000	$177,255
Aon PLC, Class A	442,045	164,476
S&P Global, Inc.	301,510	154,632
Blue Owl Capital, Inc., Class A	8,218,813	153,527
JPMorgan Chase & Co.	542,703	143,274
Arch Capital Group, Ltd.	1,396,921	132,763
PNC Financial Services Group, Inc.	731,891	127,210
Nu Holdings, Ltd., Class A (a)	10,000,000	120,100
Arthur J. Gallagher & Co.	276,989	96,237
American Express Co.	299,608	88,100
Equitable Holdings, Inc.	1,563,407	82,657
Tradeweb Markets, Inc., Class A	475,347	68,664
MSCI, Inc.	111,221	62,731
Chubb, Ltd.	198,135	58,886
Fiserv, Inc. (a)	356,445	58,026
Evercore, Inc., Class A	228,625	52,924
Stifel Financial Corp.	534,685	50,378
		7,372,975
Consumer staples 2.92%
Philip Morris International, Inc.	5,975,169	1,079,056
Costco Wholesale Corp.	539,982	561,678
Mondelez International, Inc., Class A	5,882,527	397,012
Dollar Tree Stores, Inc. (a)	2,486,709	224,450
Constellation Brands, Inc., Class A	888,291	158,373
Monster Beverage Corp. (a)	2,082,292	133,163
Church & Dwight Co., Inc.	290,506	28,560
		2,582,292
Materials 1.56%
Linde PLC	1,596,628	746,551
Ecolab, Inc.	1,388,996	368,945
Sherwin-Williams Co.	477,054	171,172
Sika AG	347,250	92,699
		1,379,367
Real estate 0.85%
CoStar Group, Inc. (a)	5,618,982	413,332
Prologis, Inc. REIT	1,678,126	182,245
American Tower Corp. REIT	713,465	153,145
		748,722
Energy 0.39%
ConocoPhillips	2,199,519	187,729
EOG Resources, Inc.	1,002,393	108,830
Schlumberger NV	1,434,591	47,413
		343,972
Utilities 0.22%
Constellation Energy Corp.	439,280	134,485
NextEra Energy, Inc.	798,950	56,438
		190,923
Total common stocks (cost: $46,609,457,000)		85,344,848
AMCAP Fund — Page 4 of 8

unaudited
Preferred securities 0.11% Information technology 0.11%	Shares	Value (000)
Genesys Cloud Services Topco, LLC, preferred shares (c)	13,070,000	$60,906
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)(d)	430,630	14,523
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)(d)	327,540	11,047
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)(d)	116,181	3,918
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	86,605	2,921
Total preferred securities (cost: $97,850,000)		93,315
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	34,745	— (f)
Total rights & warrants (cost: $0)		— (f)
Short-term securities 3.43% Money market investments 3.43%
Capital Group Central Cash Fund 4.29% (e)(g)	30,333,015	3,033,301
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.29% (e)(g)(h)	11,118	1,112
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.24% (g)(h)	742,015	742
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.18% (g)(h)	400,000	400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (g)(h)	400,000	400
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (g)(h)	300,000	300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (g)(h)	300,000	300
Fidelity Investments Money Market Government Portfolio, Class I 4.18% (g)(h)	200,000	200
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.18% (g)(h)	200,000	200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.23% (g)(h)	100,000	100
		3,754
Total short-term securities (cost: $3,037,000,000)		3,037,055
Total investment securities 100.02% (cost: $49,744,307,000)		88,475,218
Other assets less liabilities (0.02)%		(17,163)
Net assets 100.00%		$88,458,055
Investments in affiliates(e)

	Value at 3/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.19%
Consumer discretionary 1.19%
TopBuild Corp. (a)	$730,202	$—	$2,138	$1,719	$(57,551)	$672,232	$—
Caesars Entertainment, Inc. (a)	466,467	—	1,165	(414)	(88,545)	376,343	—
						1,048,575
Short-term securities 3.43%
Money market investments 3.43%
Capital Group Central Cash Fund 4.29% (g)	2,378,148	2,812,337	2,156,557	(305)	(322)	3,033,301	32,786
AMCAP Fund — Page 5 of 8

unaudited
Investments in affiliates(e) (continued)

	Value at 3/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.29% (g)(h)	$64	$1,048 (i)	$	$		$$1,112	$— (j)
Total short-term securities						3,034,413
Total 4.62%				$1,000	$(146,418)	$4,082,988	$32,786
Restricted securities(d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)(d)	9/29/2023	$9,682	$14,523	0.02%
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)(d)	8/24/2023	7,055	11,047	0.01
Stripe, Inc., Class B (a)(c)(d)	5/6/2021-8/24/2023	8,431	7,344	0.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)(d)	8/24/2023	2,502	3,918	0.00 (k)
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	3/15/2021	3,475	2,921	0.00 (k)
Total		$31,145	$39,753	0.04%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $16,020,000, which represented 0.02% of the net assets of the fund.
(c)	Value determined using significant unobservable inputs.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $39,753,000, which represented 0.04% of the net assets of the fund.

(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 5/31/2025.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Represents net activity.
(j)	Dividend income is included with securities lending income and is not shown in this table.
(k)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
AMCAP Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$26,420,156	$1,367,703	$7,344	$27,795,203
Consumer discretionary	13,081,040	—	—	13,081,040
Industrials	11,840,759	—	—	11,840,759
Health care	10,354,461	—	—	10,354,461
Communication services	9,655,134	—	—	9,655,134
Financials	7,372,975	—	—	7,372,975
Consumer staples	2,582,292	—	—	2,582,292
Materials	1,379,367	—	—	1,379,367
Real estate	748,722	—	—	748,722
Energy	343,972	—	—	343,972
Utilities	190,923	—	—	190,923
Preferred securities	—	—	93,315	93,315
Rights & warrants	—	—	— *	— *
Short-term securities	3,037,055	—	—	3,037,055
Total	$87,006,856	$1,367,703	$100,659	$88,475,218
*
Amount less than one thousand.
Key to abbreviation(s)
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-002-0725
AMCAP Fund — Page 8 of 8